Expected credit loss measurement (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Financial Assets [Line Item]
Credit loss expense / (release)

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3
Purchased

Total
For the quarter ended 30.6.25
Global Wealth Management (3) 6 0 3
Personal & Corporate Banking 22 91 1 114
Asset Management 0 0 0 0
Investment Bank 19 29 0 48
Non-core and Legacy 0 0 (2) (2)
Group Items 0 0 0 0
Total 38 126 (1) 163
For the quarter ended 31.3.25
Global Wealth Management (7) 13 (1) 6
Personal & Corporate Banking (8) 61 0 53
Asset Management 0 0 0 0
Investment Bank (5) 40 0 35
Non-core and Legacy 0 (1) 8 7
Group Items (1) 0 0 (1)
Total (21) 113 8 100
For the quarter ended 30.6.24
Global Wealth Management (13) 12 0 (1)
Personal & Corporate Banking (15) 132 (14) 103
Asset Management 0 0 0 0
Investment Bank 7 (14) 1 (6)
Non-core and Legacy (1) 3 (2) (1)
Group Items 0 0 0 0
Total (22) 132 (15) 95

Comparison of shock factors / Economic scenarios and weights applied

Comparison of shock factors
Baseline
Key parameters
2024 2025 2026
Real GDP growth (annual percentage change)
US

2.8 1.6 1.2
Eurozone 0.8 0.7 1.0
Switzerland 1.4 0.9 1.4
Unemployment rate (%, annual average)
US

4.0 4.3 4.8
Eurozone 6.4 6.5 6.6
Switzerland 2.5 2.9 2.9
Fixed income: 10-year government bonds (%, Q4)
USD 4.6 4.2 4.4
EUR 2.4 2.7 2.8
CHF 0.3 0.5 0.6
Real estate (annual percentage change, Q4)
US

3.8 2.3 3.7
Eurozone 4.2 2.7 3.4
Switzerland 0.9 4.0 2.5
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 30.6.25 31.3.25 30.6.24
Asset price appreciation 5.0 5.0 –
Baseline 50.0 50.0 60.0
Mild debt crisis

– – 15.0
Stagflationary geopolitical crisis – – 25.0
Mild stagflation crisis 30.0 30.0 –
Global crisis

15.0 15.0 –

ECL-relevant balance sheet and off-balance sheet positions

ECL-relevant balance sheet and off-balance sheet positions
USD m 30.6.25
Carrying amount
1
ECL allowances
2
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 236,193 236,007 20 0 167 (72) 0 (29) 0 (43)
Amounts due from banks 21,527 21,425 102 0 0 (10) (5) (5) 0 0
Receivables from securities financing transactions measured at amortized cost 110,161 110,161 0 0 0 (3) (3) 0 0 0
Cash collateral receivables on derivative instruments 45,478 45,478 0 0 0 0 0 0 0 0
Loans and advances to customers 646,048 616,026 25,488 3,861 673 (2,343) (343) (311) (1,395) (293)
of which: Private clients with mortgages 285,106 272,055 11,620 1,391 41 (142) (43) (49) (38) (12)
of which: Real estate financing 92,450 86,557 5,572 313 8 (69) (25) (36) (8) 0 of which: Large corporate clients 26,647 22,894 3,098 418 237 (647) (116) (97) (298) (136)
of which: SME clients 24,689 20,887 2,496 1,210 95 (1,018) (74) (85) (823) (35)
of which: Lombard 161,022 160,775 147 47 53 (64) (11) 0 (27) (26)
of which: Credit cards 2,315 1,791 479 45 0 (48) (7) (12) (29) 0 of which: Commodity trade finance 4,273 4,236 25 12 0 (91) (8) 0 (82) 0 of which: Ship / aircraft financing 8,708 7,903 727 78 0 (20) (15) (5) 0 0 of which: Consumer financing 2,973 2,684 131 89 69 (110) (19) (23) (74) 5
Other financial assets measured at amortized cost 72,211 71,415 620 171 5 (131) (25) (11) (94) (1)
of which: Loans to financial advisors 2,682 2,495 97 90 0 (39) (3) (1) (35) 0
Total financial assets measured at amortized cost 1,131,618 1,100,512 26,229 4,032 844 (2,559) (378) (356) (1,489) (337)
Financial assets measured at fair value through other comprehensive income 6,872 6,872 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,138,490 1,107,384 26,229 4,032 844 (2,559) (378) (356) (1,489) (337)
Total exposure ECL provisions
2
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 44,446 43,444 819 144 40 (96) (14) (21) (61) 0
of which: Large corporate clients 7,728 7,154 480 67 26 (54) (6) (5) (42) 0 of which: SME clients 3,280 3,007 219 48 7 (31) (5) (15) (11) 0 of which: Financial intermediaries and hedge funds

26,604 26,516 87 0 0 (1) (1) 0 0 0
of which: Lombard 3,958 3,933 1 24 0 (6) 0 0 (5) 0
of which: Commodity trade finance 1,874 1,873 1 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 82,046 77,132 4,688 199 27 (247) (139) (83) (24) (2)
of which: Large corporate clients 49,093 44,806 4,094 166 27 (195) (101) (74) (18) (1)
Forward starting reverse repurchase and securities borrowing agreements 20,143 20,143 0 0 0 0 0 0 0 0
Unconditionally revocable loan commitments 150,771 147,962 2,582 227 0 (62) (47) (15) 0 0 of which: Real estate financing 8,237 7,929 309 0 0 (3) (4) 1 0 0 of which: Large corporate clients 14,601 13,752 817 32 0 (15) (8) (5) (2) 0 of which: SME clients 12,030 11,420 454 156 0 (26) (20) (6) 0 0 of which: Lombard 75,099 75,013 74 12 0 0 0 0 0 0
of which: Credit cards 11,566 11,045 518 3 0 (9) (7) (2) 0 0
Irrevocable committed prolongation of existing loans 5,201 5,182 19 0 0 (2) (2) 0 0 0
Total off-balance sheet financial instruments and other credit lines 302,608 293,863 8,108 570 67 (406) (201) (118) (85) (2)
Total allowances and provisions (2,966) (579) (474) (1,574) (338)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

2 Negative balances are representative of a net improvement in credit quality since the acquisition of the respective financial instrument, which is reflected as a negative ECL allowance.

ECL-relevant balance sheet and off-balance sheet positions
USD m 31.3.25
Carrying amount
1
ECL allowances
2
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 231,370 231,207 18 0 145 (60) 0 (28) 0 (33)
Amounts due from banks 21,107 21,070 37 0 0 (9) (5) (4) 0 0
Receivables from securities financing transactions measured at amortized cost 101,784 101,784 0 0 0 (3) (3) 0 0 0
Cash collateral receivables on derivative instruments 38,994 38,994 0 0 0 0 0 0 0 0
Loans and advances to customers 594,150 567,285 22,470 3,582 813 (2,099) (289) (300) (1,228) (281)
of which: Private clients with mortgages 257,254 245,046 10,800 1,309 99 (133) (39) (50) (36) (8)
of which: Real estate financing 83,414 78,340 4,828 228 18 (62) (26) (32) (4) 0 of which: Large corporate clients 25,097 21,923 2,115 740 320 (646) (82) (111) (335) (119)
of which: SME clients 21,787 18,381 2,287 996 122 (811) (65) (67) (646) (33)
of which: Lombard 152,821 152,732 1 32 55 (48) (8) 0 (18) (22)
of which: Credit cards 2,025 1,564 420 41 0 (44) (8) (11) (26) 0 of which: Commodity trade finance 4,330 4,311 12 7 0 (81) (8) 0 (73) 0 of which: Ship / aircraft financing 8,029 7,713 316 0 0 (19) (16) (4) 0 0 of which: Consumer financing 2,629 2,414 109 73 33 (92) (16) (19) (62) 5
Other financial assets measured at amortized cost 66,513 65,766 560 176 11 (121) (24) (8) (82) (8)
of which: Loans to financial advisors 2,738 2,600 48 89 0 (40) (3) (1) (36) 0
Total financial assets measured at amortized cost 1,053,918 1,026,106 23,085 3,758 969 (2,293) (321) (340) (1,309) (322)
Financial assets measured at fair value through other comprehensive income 3,216 3,216 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,057,134 1,029,322 23,085 3,758 969 (2,293) (321) (340) (1,309) (322)
Total exposure ECL provisions
2
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 42,586 40,618 1,800 131 37 (60) (12) (20) (27) 0
of which: Large corporate clients 7,103 6,487 530 64 23 (14) (6) (4) (4) 0 of which: SME clients 2,885 2,529 316 31 8 (22) (3) (15) (4) 0 of which: Financial intermediaries and hedge funds

25,139 24,249 890 0 0 (1) (1) 0 0 0
of which: Lombard 3,591 3,561 0 30 0 (6) (1) 0 (5) 0
of which: Commodity trade finance 2,160 2,158 1 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 79,463 75,299 3,906 217 40 (219) (116) (81) (20) (2)
of which: Large corporate clients 48,349 45,150 3,033 138 27 (160) (84) (59) (16) (2)
Forward starting reverse repurchase and securities borrowing agreements 18,178 18,178 0 0 0 0 0 0 0 0
Unconditionally revocable loan commitments 144,102 140,458 3,442 202 0 (55) (41) (14) 0 0 of which: Real estate financing 7,384 7,030 354 0 0 (3) (4) 1 0 0 of which: Large corporate clients 13,497 12,751 722 23 0 (15) (8) (5) (2) 0 of which: SME clients 10,902 9,952 801 149 0 (23) (18) (5) 0 0 of which: Lombard 72,767 72,757 8 2 0 0 0 0 0 0
of which: Credit cards 10,285 9,815 467 3 0 (8) (6) (2) 0 0
Irrevocable committed prolongation of existing loans 4,129 4,126 2 2 0 (3) (3) 0 0 0
Total off-balance sheet financial instruments and other credit lines 288,458 278,679 9,150 551 78 (337) (172) (115) (47) (2)
Total allowances and provisions (2,629) (493) (455) (1,357) (324)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

2 Negative balances are representative of a net improvement in credit quality since the acquisition of the respective financial instrument, which is reflected as a negative ECL allowance.

ECL-relevant balance sheet and off-balance sheet positions
USD m 31.12.24
Carrying amount
1
ECL allowances
2
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 223,329 223,201 13 0 114 (47) 0 (21) 0 (25)
Amounts due from banks 18,903 18,704 198 0 0 (36) (1) (5) 0 (30)
Receivables from securities financing transactions measured at amortized cost 118,301 118,301 0 0 0 (2) (2) 0 0 0
Cash collateral receivables on derivative instruments 43,959 43,959 0 0 0 0 0 0 0 0
Loans and advances to customers 579,967 553,532 22,049 3,565 820 (1,978) (276) (323) (1,134) (244)
of which: Private clients with mortgages 249,756 239,540 8,987 1,146 84 (160) (46) (70) (30) (14)
of which: Real estate financing 82,602 78,410 3,976 195 20 (58) (24) (27) (7) 0 of which: Large corporate clients 25,286 20,816 3,462 707 301 (573) (72) (123) (277) (100)
of which: SME clients 20,768 17,403 2,265 952 148 (742) (55) (47) (613) (26)
of which: Lombard 147,504 147,136 260 48 61 (42) (6) 0 (18) (18)
of which: Credit cards 1,978 1,533 406 39 0 (41) (6) (11) (25) 0 of which: Commodity trade finance 4,203 4,089 106 8 0 (81) (9) 0 (71) 0 of which: Ship / aircraft financing 7,848 6,974 874 0 0 (31) (14) (16) 0 0 of which: Consumer financing 2,820 2,480 114 159 67 (93) (15) (19) (62) 4
Other financial assets measured at amortized cost 58,835 58,209 436 178 12 (125) (25) (7) (84) (8)
of which: Loans to financial advisors 2,723 2,568 59 95 0 (41) (4) (1) (37) 0
Total financial assets measured at amortized cost 1,043,293 1,015,906 22,697 3,743 946 (2,187) (304) (357) (1,218) (307)
Financial assets measured at fair value through other comprehensive income 2,195 2,195 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,045,488 1,018,102 22,697 3,743 946 (2,187) (304) (357) (1,218) (307)
Total exposure ECL provisions
2
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 40,279 38,858 1,242 151 27 (64) (16) (24) (24) 0
of which: Large corporate clients 7,817 7,096 635 78 8 (17) (7) (9) (2) 0 of which: SME clients 2,524 2,074 393 41 15 (26) (5) (15) (7) 0 of which: Financial intermediaries and hedge funds

21,590 21,449 141 0 0 (1) (1) 0 0 0
of which: Lombard 3,709 3,652 24 29 4 (6) (1) 0 (5) 0
of which: Commodity trade finance 2,678 2,676 2 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 79,579 75,158 4,178 187 56 (177) (105) (61) (10) (2)
of which: Large corporate clients 47,381 43,820 3,393 125 43 (155) (91) (54) (8) (2)
Forward starting reverse repurchase and securities borrowing agreements 24,896 24,896 0 0 0 0 0 0 0 0
Unconditionally revocable loan commitments 145,665 143,262 2,149 250 5 (76) (59) (17) 0 0 of which: Real estate financing 7,674 7,329 345 0 0 (6) (4) (2) 0 0 of which: Large corporate clients 14,690 14,089 584 14 3 (22) (14) (7) (2) 0 of which: SME clients 9,812 9,289 333 190 0 (34) (28) (6) 0 0 of which: Lombard 73,267 73,181 84 0 1 0 0 0 0 0
of which: Credit cards 10,074 9,604 467 3 0 (8) (6) (2) 0 0
Irrevocable committed prolongation of existing loans 4,608 4,602 4 2 0 (3) (3) 0 0 0
Total off-balance sheet financial instruments and other credit lines 295,027 286,776 7,572 590 89 (320) (183) (102) (34) (2)
Total allowances and provisions (2,507) (487) (459) (1,253) (309)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

2 Negative balances are representative of a net improvement in credit quality since the acquisition of the respective financial instrument, which is reflected as a negative ECL allowance.

Coverage ratios for core loan portfolio

Coverage ratios for core loan portfolio
30.6.25
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 285,249 272,098 11,669 1,429 53 5 2 42 3 266 2,234
Real estate financing 92,519 86,582 5,608 320 9 7 3 64 7 235 376
Total real estate lending 377,768 358,680 17,277 1,749 61 6 2 49 4 260 1,970
Large corporate clients 27,294 23,011 3,194 716 373 237 51 302 81 4,164 3,651
SME clients 25,706 20,961 2,581 2,033 131 396 35 331 68 4,048 2,710
Total corporate lending 53,001 43,972 5,776 2,749 504 314 43 315 75 4,078 3,406
Lombard 161,086 160,787 147 73 78 4 1 0 1 3,643 3,294
Credit cards 2,363 1,798 491 74 0 201 36 250 82 3,898 0
Commodity trade finance 4,364 4,244 25 94 0 208 19 0 19 8,714 0
Ship / aircraft financing 8,728 7,917 732 78 0 23 18 70 23 0 0
Consumer financing 3,083 2,703 154 163 64 356 71 1,466 146 4,531 15
Other loans and advances to customers 37,999 36,269 1,197 275 259 35 7 32 8 625 3,425
Loans to financial advisors 2,721 2,498 99 125 0 145 13 140 18 2,777 0
Total other lending 220,344 216,216 2,845 882 401 23 4 159 6 2,984 2,727
Total
1
651,112 618,868 25,898 5,381 966 37 6 121 10 2,658 3,034
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 11,178 10,950 222 6 0 4 3 25 4 0 0
Real estate financing 9,734 9,401 333 0 0 8 9 0 8 0 0
Total real estate lending 20,912 20,351 555 6 0 6 6 0 6 0 0
Large corporate clients 71,511 65,801 5,392 265 53 37 17 156 28 2,359 271
SME clients 17,371 16,346 780 237 7 46 22 358 37 718 425
Total corporate lending 88,882 82,148 6,172 503 60 39 18 182 30 1,584 289
Lombard 82,536 82,424 75 36 0 1 1 0 1 1,508 0
Credit cards 11,566 11,045 518 3 0 8 6 36 8 0 0
Commodity trade finance 2,230 2,223 6 0 0 3 3 46 3 0 0
Ship / aircraft financing 2,430 2,390 41 0 0 0 0 0 0 0 0
Consumer financing 327 327 0 0 0 2 2 0 2 0 0
Financial intermediaries and hedge funds 28,287 27,748 539 0 0 2 2 7 2 0 0
Other off-balance sheet commitments 45,295 45,064 203 22 7 6 5 207 6 46 0
Total other lending 172,671 171,221 1,381 61 7 3 2 47 3 903 0
Total
2
282,465 273,720 8,108 570 67 14 7 146 11 1,494 229
Total on- and off-balance sheet
3
933,577 892,588 34,006 5,950 1,033 30 6 127 11 2,546 2,852
1 Includes Loans and advances

to customers and Loans

to financial advisors,

which are presented on

the balance sheet line Other

financial assets measured

at amortized cost.

2 Excludes Forward

starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

Coverage ratios for core loan portfolio
31.3.25
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 257,387 245,085 10,850 1,345 107 5 2 46 3 269 706
Real estate financing 83,476 78,366 4,860 232 18 7 3 65 7 187 130
Total real estate lending 340,863 323,451 15,710 1,577 125 6 2 52 4 257 622
Large corporate clients 25,744 22,004 2,225 1,075 438 251 37 497 79 3,120 2,703
SME clients 22,598 18,446 2,354 1,642 155 359 35 286 64 3,934 2,106
Total corporate lending 48,341 40,451 4,580 2,717 593 302 36 389 72 3,612 2,548
Lombard 152,869 152,740 1 50 77 3 1 31 1 3,652 2,811
Credit cards 2,069 1,572 431 66 0 214 49 255 94 3,847 0
Commodity trade finance 4,410 4,319 12 80 0 183 18 10 18 9,154 5,616
Ship / aircraft financing 8,048 7,729 319 0 0 24 20 117 24 0 0
Consumer financing 2,721 2,430 128 135 28 340 65 1,501 137 4,624 0
Other loans and advances to customers 36,927 34,883 1,590 184 270 44 6 44 8 1,452 3,907
Loans to financial advisors 2,778 2,603 49 125 0 144 13 174 16 2,870 0
Total other lending 209,822 206,275 2,530 640 376 23 4 165 6 3,778 3,258
Total
1
599,026 570,177 22,820 4,935 1,094 36 5 132 10 2,561 2,572
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 9,352 9,083 264 6 0 4 3 33 4 421 0
Real estate financing 8,225 7,851 374 0 0 8 10 0 8 0 0
Total real estate lending 17,578 16,934 638 6 0 6 6 0 6 416 0
Large corporate clients 69,056 64,495 4,286 225 49 27 15 160 24 972 313
SME clients 15,801 14,290 1,268 223 21 47 19 293 41 475 190
Total corporate lending 84,857 78,785 5,554 448 70 31 16 190 27 725 277
Lombard 79,638 79,597 8 33 0 1 1 14 1 1,602 0
Credit cards 10,285 9,815 467 3 0 8 6 37 8 0 0
Commodity trade finance 3,019 3,001 17 0 0 2 2 14 2 0 0
Ship / aircraft financing 2,520 2,486 34 0 0 0 0 0 0 0 0
Consumer financing 377 377 0 0 0 3 3 0 3 0 0
Financial intermediaries and hedge funds 29,826 28,309 1,517 0 0 1 1 3 1 0 0
Other off-balance sheet commitments 42,180 41,197 914 61 8 9 5 86 7 1,536 0
Total other lending 167,845 164,782 2,958 97 8 4 2 34 3 1,506 0
Total
2
270,279 260,501 9,150 551 78 12 7 126 11 859 228
Total on- and off-balance sheet 3 869,306 830,678 31,969 5,486 1,172 28 6 130 10 2,390 2,416
1 Includes Loans and advances to

customers and Loans to financial

advisors, which are

presented on the balance sheet

line Other financial assets measured

at amortized cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

Coverage ratios for core loan portfolio
31.12.24
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 249,916 239,586 9,056 1,176 98 6 2 77 5 257 1,447
Real estate financing 82,660 78,434 4,003 202 20 7 3 67 6 353 2
Total real estate lending 332,576 318,020 13,059 1,378 118 7 2 74 5 271 1,203
Large corporate clients 25,859 20,888 3,585 983 402 222 35 344 80 2,814 2,500
SME clients 21,510 17,459 2,312 1,565 174 345 32 205 52 3,918 1,474
Total corporate lending 47,369 38,347 5,897 2,549 576 278 33 290 67 3,492 2,190
Lombard 147,547 147,141 260 66 79 3 0 8 0 2,719 2,317
Credit cards 2,019 1,539 416 64 0 205 39 256 85 3,857 0
Commodity trade finance 4,284 4,098 106 79 0 189 22 40 23 8,984 4,226
Ship / aircraft financing 7,879 6,988 891 0 0 39 20 184 39 0 0
Consumer financing 2,912 2,495 133 221 63 318 62 1,449 132 2,786 0
Other loans and advances to customers 37,359 35,179 1,610 342 228 42 8 57 10 917 3,909
Loans to financial advisors 2,764 2,571 60 132 0 149 14 159 17 2,785 0
Total other lending 204,764 200,012 3,477 905 370 24 4 164 7 2,691 2,804
Total
1
584,708 556,380 22,433 4,831 1,064 35 5 145 10 2,424 2,294
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 8,473 8,271 176 25 1 4 4 22 4 84 0
Real estate financing 8,694 8,300 394 0 0 7 6 33 7 0 0
Total real estate lending 17,167 16,571 570 25 1 6 5 30 6 84 0
Large corporate clients 69,892 65,009 4,612 217 54 28 17 150 26 588 290
SME clients 13,944 12,788 842 287 27 53 30 324 48 281 0
Total corporate lending 83,837 77,797 5,454 504 81 32 19 177 30 413 186
Lombard 80,390 80,235 120 30 4 1 0 1 0 1,764 0
Credit cards 10,074 9,604 467 3 0 8 6 36 8 0 0
Commodity trade finance 3,487 3,464 23 0 0 3 3 51 3 0 0
Ship / aircraft financing 2,669 2,663 6 0 0 13 13 49 13 0 0
Consumer financing 134 134 0 0 0 6 6 0 6 0 0
Financial intermediaries and hedge funds 19,609 19,145 464 0 0 1 1 8 1 0 0
Other off-balance sheet commitments 52,765 52,268 468 27 2 4 2 28 2 2,903 0
Total other lending 169,127 167,512 1,549 61 6 2 1 23 2 2,171 0
Total
2
270,131 261,880 7,572 590 89 12 7 135 11 580 171
Total on- and off-balance sheet 3 854,839 818,260 30,006 5,421 1,153 27 6 142 10 2,223 2,131
1 Includes Loans and advances to

customers and Loans to financial

advisors, which are presented on

the balance sheet line Other

financial assets measured at amortized cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).